RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Percentage of annual management fee	0.50%
Accrued fund management fees	$ 1,497,001	$ 8,875,807